Impact of change in accounting policies Statement of shareholders' equity (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Ordinary shares, shares issued (in shares)	54,327,869		54,327,869		54,081,601
Beginning balance			$ 1,191,000
Net income	$ 71,868	$ 64,817	149,966	$ 136,226
Currency translation adjustment			(20,813)
Currency impact of long term funding			(3,055)
Tax on currency impact of long term funding			0
Unrealized capital gain – investments			(423)
Amortization of interest rate hedge			(463)
Fair value of cash flow hedge			(2,055)
Total comprehensive income			123,157
Exercise of share options			10,301
Issue of restricted share units			36
Non-cash stock compensation expense			16,583
Share issuance costs			(9)
Share repurchase program			54,172
Share repurchase costs			44
Ending balance	1,238,748		1,238,748
Common Stock [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Ordinary shares, shares issued (in shares)					54,081,601
Beginning balance			$ 4,664
Exercise of share options (in shares)			226,888
Exercise of share options			$ 17
Issue of restricted share units (in shares)			483,435
Issue of restricted share units			$ 36
Share repurchase program (in shares)			(464,055)
Share repurchase program			$ 33
Additional Paid-in Capital
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Beginning balance			481,337
Exercise of share options			10,284
Non-cash stock compensation expense			16,583
Share issuance costs			(9)
Other Undenominated Capital
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Beginning balance			912
Share repurchase program			(33)
AOCI Attributable to Parent [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Beginning balance			(38,713)
Currency translation adjustment			(20,813)
Currency impact of long term funding			(3,055)
Tax on currency impact of long term funding			0
Unrealized capital gain – investments			(423)
Amortization of interest rate hedge			(463)
Fair value of cash flow hedge			(2,055)
Retained Earnings [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Beginning balance			742,800
Net income			149,966
Currency translation adjustment
Total comprehensive income			149,966
Share repurchase program			54,172
Share repurchase costs			44
Ending balance	790,446		790,446
Difference between Revenue Guidance in Effect before and after Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net income			2,334
Difference between Revenue Guidance in Effect before and after Topic 606 | Retained Earnings [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net income			2,334
Calculated under Revenue Guidance in Effect before Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total comprehensive income			125,491
Ending balance	$ 1,289,186		$ 1,289,186
Calculated under Revenue Guidance in Effect before Topic 606 | Common Stock [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Ordinary shares, shares issued (in shares)	54,327,869		54,327,869
Ending balance	$ 4,684		$ 4,684
Calculated under Revenue Guidance in Effect before Topic 606 | Additional Paid-in Capital
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Ending balance	508,195		508,195
Calculated under Revenue Guidance in Effect before Topic 606 | Other Undenominated Capital
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Ending balance	945		945
Calculated under Revenue Guidance in Effect before Topic 606 | AOCI Attributable to Parent [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total comprehensive income			(26,809)
Ending balance	(65,522)		(65,522)
Calculated under Revenue Guidance in Effect before Topic 606 | Retained Earnings [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total comprehensive income			152,300
Ending balance	$ 840,884		$ 840,884